Jack-Up Rigs	6 Months Ended
Jun. 30, 2022
Jack Up Rigs [Abstract]
Jack-Up Rigs	Jack-Up Rigs

	June 30, 2022	December 31, 2021
(In $ millions)
Opening balance	2,730.8	2,824.6
Additions	32.3	23.8
Depreciation and amortization	(58.2)	(117.6)
Total	2,704.9	2,730.8
Depreciation of property, plant and equipment
In addition to the depreciation in the above table, we recognized a depreciation charge of $0.4 million and $0.8 million for the three and six months ended June 30, 2022 related to property, plant and equipment ($0.4 million and $0.9 million for the three and six months ended June 30, 2021).
Impairment
During the six months ended June 30, 2022, we considered whether indicators of impairment existed that could indicate that the carrying amounts of our jack-up rigs may not be recoverable as of June 30, 2022 and concluded that no such events or changes in circumstances have occurred to warrant a change in the assumptions utilized in the December 31, 2021 impairment tests of our jack-up rig fleet. We will continue to monitor developments in the markets in which we operate for indications that the carrying values of our long-lived assets are not recoverable.